Investments in Affiliates	12 Months Ended
Dec. 31, 2015
Equity Method Investments and Joint Ventures [Abstract]
Investments in affiliates
Investments in Affiliates
Investments in affiliates comprised the following at December 31, 2015 and 2014. See Note 2(c), "Significant Accounting Policies - Total Investments - Investments in Affiliates," for a description of our accounting policy for these assets:

(U.S. dollars in thousands)	2015	2014
Investment fund affiliates	$1,386,837	$1,219,138
Operating affiliates	322,062	418,482
Total investment affiliates	$1,708,899	$1,637,620

(a) Investment Fund Affiliates
The Company has invested in certain hedge funds, including funds managed by certain of its investment manager affiliates, and in certain private equity and private credit funds (collectively, "private investment funds") that are accounted for under the equity method due to our ownership percentages in the limited partnerships, LLCs or other similar investment vehicles that form the funds. Collectively, these investments in hedge funds and private investment funds are classified as "investment fund affiliates." At December 31, 2015 and 2014, the hedge fund portfolio, accounted for as hedge fund affiliates, employed four strategies.
The Company’s equity investment in investment fund affiliates and equity in net income (loss) from such affiliates as well as certain summarized financial information of the investee on a combined basis (shown as "Combined Funds") are included below:

Year Ended December 31, 2015 (U.S. dollars in thousands, except percentages)	XL Group Investment			Combined Funds
	Carrying Value	Equity in Net Income (Loss) for the Year	Weighted Average XL Percentage Ownership
				Total Net Assets (Estimated) (1)
Hedge Funds:
Arbitrage	$190,016	$612	8.6%	$2,202,112
Directional	551,262	31,012	7.2%	7,643,134
Event Driven (2)	285,823	5,592	3.0%	9,460,387
Multi-Style	57,097	5,452	3.6%	1,600,959
Total hedge funds	$1,084,198	$42,668	5.2%	$20,906,592
Private Investment Funds:	302,639	30,652	9.5%	3,195,204
Total Investment Fund Affiliates	$1,386,837	$73,320	5.8%	$24,101,796
Year Ended December 31, 2014
Hedge Funds:
Arbitrage	$134,400	$12,060	11.0%	$1,224,526
Directional	536,470	32,196	9.2%	5,865,247
Event Driven (2)	300,168	21,030	3.1%	9,703,973
Multi-Style	52,122	1,751	4.1%	1,278,410
Total hedge funds	$1,023,160	$67,037	5.7%	$18,072,156
Private Investment Funds:	195,978	28,779	17.7%	1,105,776
Total Investment Fund Affiliates	$1,219,138	$95,816	6.4%	$19,177,932
____________

(1)	Total estimated net assets are generally as at November 30 for hedge fund affiliates and September 30 for private investment fund affiliates.

(2)
The Company accounts for its investment in certain funds where the ownership percentage is less than three percent using the equity method, where the Company has significant influence over the related investment management company.

In general, the hedge funds in which the Company is invested require at least 30 days notice of redemption, and may be redeemed on a monthly, quarterly, semi-annual, annual or longer basis, depending on the fund. Certain hedge funds have a lock-up period and/or may also have the ability to impose a redemption gate. A lock-up period refers to the initial amount of time an investor is contractually required to remain invested before having the ability to redeem. Typically, the imposition of a gate delays a portion of the requested redemption, with the remaining portion settled in cash shortly after the redemption date.
The carrying value of the Company’s holdings in hedge fund affiliates that are subject to lockups and/or that have gate provisions in their governing documents at December 31, 2015 and 2014 was $382.0 million and $543.0 million, respectively.
Certain hedge funds may be allowed to invest a portion of their assets in illiquid securities, such as private equity or private debt. In such cases, a common mechanism used is a side-pocket, whereby the illiquid security is assigned to a separate memorandum capital account or other designated account. Typically, the investor loses its redemption rights in the designated account. Only when the illiquid securities in the side-pocket are sold, or otherwise deemed liquid by the fund, may investors redeem that portion of their interest that has been "side-pocketed." At December 31, 2015 and 2014, the carrying value of our hedge fund affiliates held in side-pockets was $18.2 million and $22.2 million, respectively. The underlying assets within these positions are generally expected to be liquidated over a period of approximately two to four years.
(b) Operating Affiliates
The Company has invested in strategic (re)insurance affiliates and investment management companies’ securities or other forms of direct ownership interests across the capital structure. Collectively, these investments are classified as "operating affiliates."
The Company’s equity investment in operating affiliates and equity in net income (loss) from such affiliates as well as certain summarized financial information of the investee as a whole are included below:

Year ended December 31, 2015 (U.S. dollars in thousands)	XL Group Investment		Combined Investee Summarized Financial Data (Estimated) (2)
	Carrying Value	Equity in Net Income (Loss) for the Year	Total Assets	Total Liabilities	Total Revenue (Loss)	Net Income (Loss)
Strategic and other operating affiliates	$251,348	$33,608	$4,280,976	$3,293,873	$847,131	$91,701
Investment manager affiliates (1)	70,714	11,132	708,605	95,826	206,672	90,491
Total operating affiliates	$322,062	$44,740	$4,989,581	$3,389,699	$1,053,803	$182,192
Year ended December 31, 2014
Strategic and other operating affiliates	317,216	50,132	4,679,395	3,691,173	1,075,935	152,122
Investment manager affiliates (1)	101,266	57,086	850,666	101,088	579,524	476,841
Total operating affiliates	$418,482	$107,218	$5,530,061	$3,792,261	$1,655,459	$628,963
____________

(1)	During the years ended December 31, 2015 and 2014, the Company received distributions from its Investment Manager Affiliates of approximately $25.3 million and $60.3 million, respectively.

(2)
Total assets and total liabilities reflect balances related to investees still held at December 31, 2015 and 2014, respectively. Total revenue (loss) and net income (loss) reflect activity for the years ended December 31, 2015 and 2014 related to both investees still held at year-end and investees disposed of during the year.

In certain investments, the carrying value is different from the share of the investee’s underlying net assets. The differences represent goodwill on acquisition, OTTI recorded with respect to the investment, or differences in the retained capital accounts of the various equity holders (including the Company).
See Note 17(c), "Commitments and Contingencies - Investments in Affiliates," for further information regarding commitments related to investment in affiliates.
Strategic and Other Operating Affiliates
At December 31, 2015, the Company’s larger strategic and other operating affiliates included Privilege Underwriters, Inc. and its affiliates ("PURE Group"), Westaim HIIG LP ("Westaim HIIG"), Five Oaks Investment Corp ("Five Oaks") and CATGS I, LLC.
On December 15, 2014, the Company announced it had entered into a Stock Purchase Agreement to sell its interests in one of its largest strategic and other operating affiliates, ARX, to The Progressive Corporation ("Progressive"). For further information, see Note 3(d), "Acquisitions and Disposals - Sale of Operating Affiliate."
In the fourth quarter of 2015, the Company made investments totaling $102.5 million related to the PURE Group, an insurance provider specializing in products for high net worth individuals. The PURE Group investments consisted of: (i) a $77.5 million purchase of 9.9% of the ordinary common units and preferred units of Privilege Group Holdings LP, and 9.9% of the units of Privilege Group Holdings GP, LLC; and (ii) a $25.0 million purchase, at par value, of a ten year surplus note issued by Privilege Underwriters Reciprocal Exchange. Under the terms of an agreement between the parties, the PURE Group has the option to require the Company to purchase up to $50.0 million of additional ten year surplus notes, at par, over a commitment period expiring no later than November 2020.
The Company has an investment of $32.7 million, representing 13.1% ownership in Westaim HIIG. The primary purpose of Westaim HIIG is to invest in interests of Houston International Insurance Group ("HIIG"), a specialty insurance provider. Westaim HIIG holds a majority interest of the common stock of HIIG.
The Company has an investment of $33.2 million, representing 21.9% ownership in Five Oaks, a mortgage real estate investment trust that is focused on investing in, financing and managing a leveraged portfolio of agency and non-agency residential mortgage-backed securities, residential mortgage loans and other mortgage-related investments. In addition, Company holds warrants to purchase an additional 3.125 million shares at $15.75 per share, which would result in a total additional investment of $49.2 million by the Company should it exercise the warrants in full in the future. The warrants expire in September 2019.
The Company has an investment of $22.1 million, representing 50.0% ownership in CATGS I, LLC. The remaining 50.0% is held by on other investor. The Company does not control the entity, whose primary purpose is the purchase and leasing of equipment.
Investment Manager Affiliates
During the years ended December 31, 2015, 2014 and 2013, the Company’s larger investment manager affiliates included Highfields Capital, a global equity investment firm, and Polar Capital, an investment firm offering traditional and alternative products.